Benefit Plans	12 Months Ended
Dec. 31, 2014
Benefit Plans
Benefit Plans
Pension and other post-retirement plans
We sponsor U.S. and Non-U.S. defined-benefit pension and other post-retirement plans. Pension benefits are based principally on an employee’s years of service and/or compensation levels near retirement. In addition, we provide certain post-retirement health care and life insurance benefits. Generally, the post-retirement health care and life insurance plans require contributions from retirees. In December 2007, we announced that we will be freezing certain U.S. pension plans as of December 31, 2017.

Obligations and funded status
The following tables present reconciliations of plan benefit obligations, fair value of plan assets and the funded status of pension plans and other post-retirement plans as of and for the years ended December 31, 2014 and 2013:

	U.S. pension plans		Non-U.S. pension plans		Other post-retirement plans
In millions	2014	2013	2014	2013	2014	2013
Change in benefit obligations
Benefit obligation beginning of year	$346.9	$394.3	$462.0	$460.8	$42.4	$59.3
Service cost	13.1	15.6	7.4	8.4	0.2	0.3
Interest cost	15.4	14.3	17.3	17.9	1.7	1.9
Actuarial loss (gain)	50.1	(56.9)	73.0	(16.6)	0.3	(15.9)
Translation loss (gain)	—	—	(36.6)	9.7	—	—
Benefits paid	(9.3)	(20.4)	(17.9)	(18.2)	(3.1)	(3.2)
Benefit obligation end of year	$416.2	$346.9	$505.2	$462.0	$41.5	$42.4
Change in plan assets
Fair value of plan assets beginning of year	$285.8	$326.2	$286.5	$249.0	$—	$—
Actual return on plan assets	63.7	(28.9)	35.2	28.6	—	—
Company contributions	3.7	8.9	20.9	21.9	3.1	3.2
Translation gain (loss)	—	—	(15.0)	5.2	—	—
Benefits paid	(9.3)	(20.4)	(17.9)	(18.2)	(3.1)	(3.2)
Fair value of plan assets end of year	$343.9	$285.8	$309.7	$286.5	$—	$—
Funded status
Benefit obligations in excess of the fair value of plan assets	$(72.3)	$(61.1)	$(195.5)	$(175.5)	$(41.5)	$(42.4)

Amounts recorded in the Consolidated Balance Sheets were as follows:

	U.S. pension plans		Non-U.S. pension plans		Other post- retirement plans
In millions	2014	2013	2014	2013	2014	2013
Other non-current assets	$2.7	$0.7	$6.5	$3.7	$—	$—
Current liabilities	(4.0)	(3.9)	(4.7)	(4.7)	(3.4)	(3.7)
Non-current liabilities	(71.0)	(57.9)	(197.3)	(174.5)	(38.1)	(38.7)
Benefit obligations in excess of the fair value of plan assets	$(72.3)	$(61.1)	$(195.5)	$(175.5)	$(41.5)	$(42.4)

The accumulated benefit obligation for all defined benefit plans was $887.5 million and $772.2 million at December 31, 2014 and 2013, respectively.

Information for pension plans with an accumulated benefit obligation or projected benefit obligation in excess of plan assets as of December 31 was as follows:

	Projected benefit obligation exceeds the fair value of plan assets		Accumulated benefit obligation exceeds the fair value of plan assets
In millions	2014	2013	2014	2013
U.S. pension plans
Projected benefit obligation	$92.5	$76.3	$92.5	$76.3
Fair value of plan assets	17.5	14.5	17.5	14.5
Accumulated benefit obligation	N/A	N/A	85.1	73.1
Non-U.S. pension plans
Projected benefit obligation	$460.0	$438.2	$453.2	$420.4
Fair value of plan assets	258.1	259.0	252.3	244.5
Accumulated benefit obligation	N/A	N/A	440.9	411.5

Components of net periodic benefit expense (income) for our pension plans for the years ended December 31 were as follows:

	U. S. pension plans			Non-U.S. pension plans
In millions	2014	2013	2012	2014	2013	2012
Service cost	$13.1	$15.6	$12.9	$7.4	$8.4	$3.3
Interest cost	15.4	14.3	28.2	17.3	17.9	7.5
Expected return on plan assets	(10.5)	(9.7)	(29.4)	(15.9)	(15.2)	(3.9)
Amortization of prior year service cost (benefit)	—	0.4	—	—	(0.2)	—
Net actuarial (gain) loss	(3.1)	(18.3)	114.3	50.3	(30.0)	24.2
Net periodic benefit expense (income)	$14.9	$2.3	$126.0	$59.1	$(19.1)	$31.1

Components of net periodic benefit expense (income) for our other post-retirement plans for the years ended December 31 were as follows:

	Other post-retirement plans
In millions	2014	2013	2012
Service cost	$0.2	$0.3	$0.2
Interest cost	1.7	1.9	1.9
Amortization of prior year service benefit	—	(0.8)	—
Net actuarial loss (gain)	0.3	(15.9)	8.1
Net periodic benefit expense (income)	$2.2	$(14.5)	$10.2

Assumptions
Weighted-average assumptions used to determine benefit obligations as of December 31 were as follows:

	U.S. pension plans			Non-U.S. pension plans			Other post-retirement plans
Percentages	2014	2013	2012	2014	2013	2012	2014	2013	2012
Discount rate	3.63%	4.51%	3.67%	3.04%	4.13%	3.85%	3.60%	4.35%	3.40%
Rate of compensation increase	4.00%	4.00%	4.37%	2.95%	3.02%	3.02%	—	—	—

Weighted-average assumptions used to determine net periodic benefit expense (income) for years ended December 31 were as follows:

	U.S. pension plans			Non-U.S. pension plans			Other post-retirement plans
Percentages	2014	2013	2012	2014	2013	2012	2014	2013	2012
Discount rate	4.51%	3.67%	5.05%	4.13%	3.85%	4.82%	4.35%	3.40%	5.05%
Expected long-term return on plan assets	4.56%	3.75%	7.50%	5.95%	5.98%	4.09%	—	—	—
Rate of compensation increase	4.00%	4.37%	4.21%	3.02%	3.02%	2.98%	—	—	—

Uncertainty in the securities markets and U.S. economy could result in investment returns less than those assumed. Should the securities markets decline or medical and prescription drug costs increase at a rate greater than assumed, we would expect increasing annual combined net pension and other post-retirement costs for the next several years. Should actual experience differ from actuarial assumptions, the projected pension benefit obligation and net pension cost and accumulated other post-retirement benefit obligation and other post-retirement benefit cost would be affected in future years.
Discount rates
The discount rate reflects the current rate at which the pension liabilities could be effectively settled at the end of the year based on our December 31 measurement date. The discount rate was determined by matching our expected benefit payments to payments from a stream of bonds rated AA or higher available in the marketplace, adjusted to eliminate the effects of call provisions. This produced a weighted-average discount rate for our U.S. pension plans of 3.63%, 4.51% and 3.67% in 2014, 2013 and 2012, respectively. The discount rates on our non-U.S. pension plans ranged from 0.50% to 4.25%, 0.50% to 5.00% and 0.50% to 4.50% in 2014, 2013 and 2012, respectively. There are no known or anticipated changes in our discount rate assumptions that will impact our pension expense in 2015.
Expected rates of return
Our expected rates of return on U.S. pension plan assets were 4.56%, 3.75% and 7.50% for 2014, 2013 and 2012, respectively. The expected rates of return on non-U.S. pension plan assets ranged from 1.00% to 6.40%, 1.00% to 6.50% and 1.00% to 4.60% in 2014, 2013 and 2012, respectively. The expected rate of return is designed to be a long-term assumption that may be subject to considerable year-to-year variance from actual returns. In developing the expected long-term rate of return, we considered our historical returns, with consideration given to forecasted economic conditions, our asset allocations, input from external consultants and broader longer-term market indices. U.S. pension plan assets yielded returns of 22.30%, (9.90)% and 10.80% in 2014, 2013 and 2012, respectively. As a result of our de-risking strategy to reduce U.S. pension plan liability, we anticipate the expected rate of return on our U.S. funded pension plans will continue to be consistent with the discount rate utilized. Any difference in the expected rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured.
Healthcare cost trend rates
The assumed healthcare cost trend rates for other post-retirement plans as of December 31 were as follows:

	2014	2013
Healthcare cost trend rate assumed for following year	6.8%	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year the cost trend rate reaches the ultimate trend rate	2027	2027

The assumed healthcare cost trend rates can have a significant effect on the amounts reported for healthcare plans. A one-percentage-point change in the assumed healthcare cost trend rates would have the following effects as of and for the year ended December 31, 2014:

	One Percentage Point
In millions	Increase	Decrease
Increase (decrease) in annual service and interest cost	$0.1	$(0.1)
Increase (decrease) in other post-retirement benefit obligations	1.0	(0.9)

Pension plans assets
Objective
The primary objective of our investment strategy is to meet the pension obligation to our employees at a reasonable cost to us. This is primarily accomplished through growth of capital and safety of the funds invested.
During 2012, we adopted an investment strategy for our U.S. pension plans with a primary objective of preserving the funded status of the U.S. plans. This was achieved through investments in fixed interest instruments with interest rate sensitivity characteristics closely reflecting the interest rate sensitivity of our benefit obligations. Shifting of allocations away from equities to liability hedging fixed income investments, by reinvesting in fixed income instruments as equity investments were redeemed, was completed during 2013. As of December 31, 2014, the U.S. pension plans have an approximately 97 percent allocation to fixed income investments.
Asset allocation
Our actual overall asset allocation for our U.S. and non-U.S. pension plans as compared to our investment policy goals as of December 31 was as follows:

	U.S. pension plans
	Actual		Target
Percentages	2014	2013	2014	2013
Fixed income	97%	92%	100%	100%
Alternative	3%	7%	—	—
Cash	—%	1%	—	—

	Non-U.S. pension plans
	Actual		Target
Percentages	2014	2013	2014	2013
Equity securities	40%	54%	45%	56%
Fixed income	53%	41%	55%	44%
Alternative	5%	3%	—	—
Cash	2%	2%	—	—

While the target allocations do not have a percentage allocated to cash, the plan assets will always include some cash due to cash flow requirements.
Fair value measurement
The fair values of our pension plan assets and their respective levels in the fair value hierarchy as of December 31, 2014 and December 31, 2013 were as follows:

	December 31, 2014
In millions	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$3.1	$4.5	$—	$7.6
Fixed income:
Corporate and non U.S. government	—	373.6	—	373.6
U.S. treasuries	—	70.7	—	70.7
Mortgage-backed securities	—	8.3	—	8.3
Other	—	45.5	—	45.5
Global equity securities:
Mid cap equity	—	3.1	—	3.1
Large cap equity	—	43.7	—	43.7
International equity	—	77.0	—	77.0
Other investments	—	17.4	6.7	24.1
Total fair value of plan assets	$3.1	$643.8	$6.7	$653.6

	December 31, 2013
In millions	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1.8	$5.9	$—	$7.7
Fixed income:
Corporate and non U.S. government	—	262.2	—	262.2
U.S. treasuries	—	75.5	—	75.5
Mortgage-backed securities	—	8.7	—	8.7
Other	—	34.1	—	34.1
Global equity securities:
Mid cap equity	—	7.3	—	7.3
Large cap equity	—	43.5	—	43.5
International equity	—	101.9	—	101.9
Long/short equity	—	0.6	—	0.6
Other investments	—	11.8	19.0	30.8
Total fair value of plan assets	$1.8	$551.5	$19.0	$572.3

 Valuation methodologies used for investments measured at fair value were as follows:

•
Cash and cash equivalents: Cash consists of cash held in bank accounts and was classified as Level 1. Cash equivalents consist of investments in commingled funds valued based on observable market data. Such investments were classified as Level 2.

•
Fixed income: Investments in corporate bonds, government securities, mortgages and asset backed securities were valued based upon quoted market prices for similar securities and other observable market data. Investments in commingled funds were generally valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices or by a pricing service. Such investments were classified as Level 2.

•
Global equity securities: Investments in commingled funds were valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices or by a pricing service. Such investments were classified as Level 2.

•
Other investments: Other investments include investments in commingled funds with diversified investment strategies. Investments in commingled funds that were valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices or by a pricing service were classified as Level 2. Investments in commingled funds that were valued based on unobservable inputs due to liquidation restrictions were classified as Level 3.

The following tables present a reconciliation of Level 3 assets held during the years ended December 31, 2014 and 2013, respectively:

In millions	January 1, 2014	Net realized and unrealized gains (losses)	Net issuances and settlements	Net transfers into (out of) level 3	December 31, 2014
Other investments	$19.0	$0.7	$(11.8)	$(1.2)	$6.7

In millions	January 1, 2013	Net realized and unrealized gains (losses)	Net issuances and settlements	Net transfers into (out of) level 3	December 31, 2013
Other investments	$18.3	$1.9	$(1.2)	$—	$19.0

Cash flows
Contributions
Pension contributions totaled $24.6 million and $30.8 million in 2014 and 2013, respectively. Our 2015 pension contributions are expected to be approximately $30.0 million to $35.0 million. The 2015 expected contributions will equal or exceed our minimum funding requirements.

Estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the plans for the years ended December 31 as follows:

In millions	U.S. pension plans	Non-U.S. pension plans	Other post- retirement plans
2015	$10.0	$15.0	$3.4
2016	12.2	15.9	3.3
2017	13.7	17.1	3.2
2018	16.2	18.1	3.1
2019	18.7	18.9	3.1
Thereafter	109.7	108.4	13.8

Savings plan
We have a 401(k) plan (the "401(k) plan”) with an employee share ownership (“ESOP”) bonus component, which covers certain union and all non-union U.S. employees who meet certain age requirements. Under the 401(k) plan, eligible U.S. employees may voluntarily contribute a percentage of their eligible compensation. We match contributions made by employees who meet certain eligibility and service requirements. Our matching contribution is 100% of eligible employee contributions for the first 1% of eligible compensation and 50% of the next 5% of eligible compensation.
In addition to the matching contribution, all employees who meet certain service requirements receive a discretionary ESOP contribution equal to 1.5% of annual eligible compensation.
Additionally, we had a 401(k) plan acquired as part of the Merger (the "Flow 401(k) plan”) which covered certain union and all non-union U.S. employees who met certain age requirements. On December 31, 2013, the Flow 401(k) plan merged into the 401(k) plan and all employees covered by the Flow 401(k) plan became fully vested in their Flow 401(k) plan employer matching contributions and all future employer matching contributions were made under the 401(k) plan matching contribution formula. Under the Flow 401(k) plan, eligible U.S. employees could voluntarily contribute a percentage of their eligible compensation. We matched contributions made by employees who met certain eligibility and service requirements. Our matching contribution was 500% of eligible employee contributions for the first 1% of eligible compensation. Additional company match was based on years of service, as follows: an additional 1% match at 10 – 19 years of service, an additional 2% match at 20 – 24 years, an additional 3% match at 25 – 29 years and an additional 4% match at 30+ years. Participants were 100% vested in the employer match after 3 years of service.
Our combined expense for the 401(k) plan, the Flow 401(k) plan and the ESOP was $21.5 million, $26.8 million and $19.7 million in 2014, 2013 and 2012, respectively.
Other retirement compensation
Total other accrued retirement compensation, primarily related to deferred compensation and supplemental retirement plans, was $70.2 million and $53.3 million as of December 31, 2014 and 2013, respectively, and is included in Pension and other post-retirement compensation and benefits and Other non-current liabilities in the Consolidated Balance Sheets.
Multi-employer defined benefit plans
We participate in a number of multi-employer defined benefit plans on behalf of certain employees. Pension expense related to multi-employer plans was not material in 2014, 2013 and 2012.